Schedule of Investments (unaudited)
February 28, 2022
BlackRock International Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 4.3%
TELUS Corp.	416,531	$ 10,519,256
Denmark — 4.6%
Novo Nordisk A/S, Class B	107,723	11,147,549
France — 14.6%
Air Liquide SA	19,467	3,233,570
EssilorLuxottica SA	45,806	7,996,368
Kering SA	11,177	7,752,746
LVMH Moet Hennessy Louis Vuitton SE	7,936	5,832,207
Sanofi	103,554	10,824,768
		35,639,659
India — 3.8%
HDFC Bank Ltd.	364,159	6,912,743
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $7,423,816)(a)(b)(c)	1,595,200	2,328,992
		9,241,735
Indonesia — 2.2%
Bank Rakyat Indonesia Persero Tbk PT	17,125,900	5,476,182
Japan — 2.9%
KDDI Corp.	215,200	7,002,878
Mexico — 2.3%
Wal-Mart de Mexico SAB de CV	1,466,360	5,584,497
Portugal — 3.9%
EDP - Energias de Portugal SA	1,931,579	9,430,859
Singapore — 4.8%
DBS Group Holdings Ltd.	213,400	5,364,909
United Overseas Bank Ltd.	284,000	6,312,010
		11,676,919
Spain — 4.1%
Amadeus IT Group SA(b)	71,092	4,690,411
Bankinter SA	957,652	5,437,876
		10,128,287
Switzerland — 1.6%
Logitech International SA, Registered Shares	52,426	3,922,982
Taiwan — 6.4%
MediaTek, Inc.	165,000	6,520,115
Taiwan Semiconductor Manufacturing Co. Ltd.	426,000	9,158,812
		15,678,927
Security	Shares	Value
United Kingdom — 27.5%
AstraZeneca PLC	86,534	$ 10,517,892
BAE Systems PLC	1,099,589	10,557,142
Diageo PLC	195,997	9,710,151
Prudential PLC	534,589	8,082,169
Reckitt Benckiser Group PLC	132,316	11,204,138
RELX PLC	359,907	10,991,320
Taylor Wimpey PLC	3,030,523	6,078,583
		67,141,395
United States — 15.6%
Baker Hughes Co.	184,530	5,421,491
Estee Lauder Cos., Inc., Class A	20,603	6,105,287
Ferguson PLC	44,851	6,834,302
Otis Worldwide Corp.	90,490	7,088,082
Schneider Electric SE	44,869	6,951,831
Visa, Inc., Class A	26,034	5,626,468
		38,027,461
Total Long-Term Investments — 98.6% (Cost: $207,306,375)		240,618,586
Short-Term Securities(d)(e)
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	2,777,267	2,777,267
Total Short-Term Securities — 1.2% (Cost: $2,777,267)		2,777,267
Total Investments — 99.8% (Cost: $210,083,642)		243,395,853
Other Assets Less Liabilities — 0.2%		564,563
Net Assets — 100.0%		$ 243,960,416
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,328,992, representing 1.0% of its net assets as of period end, and an original cost of $7,423,816.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock International Dividend Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 3,151,672	$ —	$ (374,405)(a)	$ —	$ —	$ 2,777,267	2,777,267	$ 60	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	—	—	—	—	—	890(c)	—
				$ —	$ —	$ 2,777,267		$ 950	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 10,519,256	$ —	$ —	$ 10,519,256
Denmark	—	11,147,549	—	11,147,549
France	—	35,639,659	—	35,639,659
India	—	6,912,743	2,328,992	9,241,735
Indonesia	—	5,476,182	—	5,476,182
Japan	—	7,002,878	—	7,002,878
Mexico	5,584,497	—	—	5,584,497
Portugal	—	9,430,859	—	9,430,859
Singapore	—	11,676,919	—	11,676,919
Spain	—	10,128,287	—	10,128,287
Switzerland	—	3,922,982	—	3,922,982
Taiwan	—	15,678,927	—	15,678,927

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock International Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
United Kingdom	$ —	$ 67,141,395	$ —	$ 67,141,395
United States	24,241,328	13,786,133	—	38,027,461
Short-Term Securities
Money Market Funds	2,777,267	—	—	2,777,267
	$ 43,122,348	$ 197,944,513	$ 2,328,992	$ 243,395,853
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening Balance, as of May 31, 2021	$ 1,643,754	$ 5,051,010	$ 6,694,764
Transfers into Level 3	—	—	—
Transfers out of Level 3(a)	—	(5,051,000)	(5,051,010)
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(b)	685,238	—	685,238
Purchases	—	—	—
Sales	—	—	—
Closing Balance, as of February 28, 2022	$ 2,328,992	$ —	$ 2,328,992
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2022(b)	$ 685,238	$ —	$ 685,238

(a)	As of May 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2022, is generally due to investments no longer held or categorized as Level 3 at period end.
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